INVESTMENTS - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Assets	$ 399,985	$ 462,854
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 100
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 2,100
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 3,800
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 5,000
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 6,100
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.020)
Assets	$ 4,800
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.010)
Assets	$ 4,300
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 3,800
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.010
Assets	$ 3,300
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.020
Assets	$ 2,900
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 1,700
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.025)
Assets	$ 2,800
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 3,800
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.025
Assets	$ 4,600
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 5,300
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(2)
Assets	$ 4,100
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(1)
Assets	$ 3,900
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 3,800
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	1
Assets	$ 3,600
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	2
Assets	$ 3,500
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 4,000
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 3,900
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 3,800
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 3,600
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 3,400